UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     November 5, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $354,170 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC                     COM                 00651F108     5263   669613 SH  SOLE                        669613        0        0
AMERICAN INTL GROUP         COM                 026874107     7935   101729 SH  SOLE                        101729        0        0
BANCWEST                    COM                 059790105       34     1188 SH  SOLE                          1188        0        0
BAXTER INTERNATIONAL        RIGHTSCV            071813125        3    60000 SH  SOLE                         60000        0        0
CARDINAL HEALTH             COM                 14149Y108    25073   339053 SH  SOLE                        339053        0        0
CHEVRON CORP                COM                 166751107      203     2400 SH  SOLE                          2400        0        0
CLOROX CO                   COM                 189054109    31948   863450 SH  SOLE                        863450        0        0
CORVIS CORP                 COM                 221009103      152   100000 SH  SOLE                        100000        0        0
CROMPTON CORP               COM                 227116100     3171   457568 SH  SOLE                        457568        0        0
CYPRESS SEMICONDUCTOR       SB NT CV 3.75%05    232806AF6     7457  9560000 PRN SOLE                       9560000        0        0
EXXON MOBIL                 COM                 30231G102      287     7296 SH  SOLE                          7296        0        0
FEDERAL HOME LOAN MORT      COM                 313400301    33081   508940 SH  SOLE                        508940        0        0
FEDERAL NATIONAL MORT       COM                 313586109      304     3800 SH  SOLE                          3800        0        0
I2 TECHNOLOGIES             SB NT CV 5.25%06    465754AF6     8132 12706000 PRN SOLE                      12706000        0        0
I2 TECHNOLOGIES             COM                 465754109      642   186500 SH  SOLE                        186500        0        0
JUNIPER NETWORKS            SB NT CV 4.75%07    48203RAA2     1012  1600000 PRN SOLE                       1600000        0        0
LIZ CLAIBORNE INC           COM                 539320101    12714   337250 SH  SOLE                        337250        0        0
MESSAGEMEDIA INC            COM                 590787107       31   149100 SH  SOLE                        149100        0        0
MICROSOFT CORPORATION       COM                 594918104     9253   180838 SH  SOLE                        180838        0        0
NETWORK APPLIANCE           COM                 64120L104       68    10000 SH  SOLE                         10000        0        0
NIKE INC CLASS B            CL B                654106103    20464   437170 SH  SOLE                        437170        0        0
PROGRESSIVE CORP            COM                 743315103    39972   298525 SH  SOLE                        298525        0        0
ROXIO CORP                  COM                 780008108     1224    80517 SH  SOLE                         80517        0        0
SAFEWAY                     COM                 786514208    19606   493600 SH  SOLE                        493600        0        0
SBC COMMUNICATIONS          COM                 78387G103      252     5351 SH  SOLE                          5351        0        0
SEALED AIR CORP             COM                 81211K100    20325   557000 SH  SOLE                        557000        0        0
SEALED AIR PREFERRED A      PFDCV               81211K209    16129   408320 SH  SOLE                        408320        0        0
SPECTRA-PHYSICS             COM                 847568102      178    10000 SH  SOLE                         10000        0        0
TIMBER GROUP                COM                 373298702      643    17750 SH  SOLE                         17750        0        0
VIACOM INC                  CL B                925524308    30888   895316 SH  SOLE                        895316        0        0
WATERS CORP                 COM                 941848103    24182   676050 SH  SOLE                        676050        0        0
WELLS FARGO & CO            COM                 949746101    33544   754640 SH  SOLE                        754640        0        0